Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other investments [line items]
Listed investments	£ 1,128	£ 656
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Exchange adjustments	(66)	48
Investments measured a FVTPL [member]
Other investments [line items]
Exchange adjustments	(2)	4
Equity investments measured at fair value through other comprehensive income (FVTOCI) [member]
Other investments [line items]
Fair value of investment disposed during the year	57	148
Cumulative gain loss on disposal of investments	4	56
Equity investments measured at fair value through profit or loss (FVTPL) [member]
Other investments [line items]
Fair value of investment disposed during the year	£ 5
23 and Me [member]
Other investments [line items]
Percentage of common stock held	14.50%
Investment fair value	£ 227	229
Progyny [Member]
Other investments [line items]
Percentage of common stock held	12.50%
Investment fair value	£ 213	21
Theravance Biopharma Inc [member]
Other investments [line items]
Percentage of common stock held	17.00%
Investment fair value	£ 189	£ 194
Lyell Immunopharma [member]
Other investments [line items]
Percentage of common stock held	15.00%
Investment fair value	£ 155